UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/22
Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR for the period ended July 31, 2022, originally filed with the Securities and Exchange Commission on September 28, 2022 (Accession Number 0001868420-22-000179), for the purpose of refiling certifications required by Item 13(a)(2) to clarify that they relate to the period covered by the report.  Except as set forth above, no other changes have been made to the Form N-CSR, and this amended filing does not amend, update or change any other items or disclosure found in the Form N-CSR.

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

1
franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net
of tax withholding when dividends are paid), posted a
-10.48% total return for the 12 months ended July 31, 2022.
1
Although global equities benefited earlier in the period
from ongoing COVID-19 vaccination programs and some
easing of restrictions, the combination of resilient consumer demand and persistent supply chain disruptions contributed
to higher inflation in many countries. This inflationary
pressure led many of the world’s central banks to adopt less accommodative stances regarding monetary policy in 2022,
hindering stocks. The Chinese government’s imposition
of new lockdowns to quell the spread of the Omicron
variant of COVID-19 also pressured emerging market
stocks, especially in Asia. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on
Russia disrupted global trade and commodity markets.
In the U.S., after robust growth earlier in the period, gross domestic product (GDP) slightly contracted in the first
two quarters of 2022 as high inflation, supply constraints
and record trade deficits weighed on economic output.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels, robust job growth
and low unemployment. In an effort to control inflation, the
U.S. Federal Reserve (Fed) raised the federal funds target
rate in March 2022 for the first time since 2018. The Fed
raised the federal funds rate again at its subsequent three
meetings to end the period at a range of 2.25%–2.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economies in the eurozone decelerated to a slightly positive growth rate during the year. The lifting of COVID-related
restrictions in some European countries and the summer
tourism season strengthened economies. However, the
war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022
for the first time in 11 years to curtail growing inflation. In this environment, European developed market equities, as
measured by the MSCI Europe Index-NR, posted a -15.10%
total return for the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.94% total return for the 12-month period.
1
Growth
in Japan remained slow, alternating between positive
quarterly GDP growth and contraction. China’s economy
contracted sharply in 2022’s second quarter as COVID-
related restrictions in many major cities, including Shanghai, weakened consumer demand. Unexpected regulatory
changes by the Chinese government, which negatively
impacted education- and technology-related businesses,
and investor concerns about the solvency of several large
Chinese property developers further pressured Chinese
stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
The index declined for
four straight quarters, the longest downturn since 2008,
weakened by central bank tightening and the threat of
recession. Following Russia’s invasion of Ukraine, climbing
food and energy prices kindled inflationary pressures and
raised concerns over the possibility of government debt
defaults in some countries. However, some countries,
particularly in Latin America, as well as South Africa and
Saudi Arabia, benefited from rising commodity prices.
The foregoing information reflects our analysis and opinions as of July 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin Emerging Market Core Equity (IU) Fund
This annual report for Franklin Emerging Market Core Equity
(IU) Fund covers the fiscal year ended July 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in equity securities of issuers located in “emerging market
countries,” as defined in the Fund’s prospectus. The Fund
may invest in equity securities of any capitalization and
primarily invests in common stock but may also invest
in depositary receipts. The Fund's investable universe
typically includes equity securities of companies in the MSCI
Emerging Markets (EM) Index.
Performance Overview
The Fund posted a -19.15% cumulative total return for the
12 months ended July 31, 2022. In comparison, the MSCI
EM Index, which measures the performance of global
emerging market stocks, posted a -19.77% cumulative total
return for the same period.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Investment Strategy
The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores but taking into account certain sector weight
limits and security weight limit constraints.
Manager’s Discussion
During the period under review, the Fund fared better than its investable universe, as represented by the MSCI EM Index.
Outperformance was largely due to stock selection, notably
among energy, communication services, information
technology, health care and consumer staples stocks. In
contrast, stock selection within the utilities and materials sectors detracted, offsetting performance slightly. Allocation effects were also positive for relative results, particularly an overweighted allocation to the financials sector and an
underweighted position in consumer discretionary stocks,
alongside cash holdings.
Regionally, stock selection in Europe and Asia benefited
relative results, although this was offset somewhat by an
overweighting to the EM Europe region.
Geographic Composition
7/31/22
% of Total
Net Assets
Asia 71.0%
Middle East & Africa 11.6%
Latin America & Caribbean 8.9%
Europe 3.6%
Other 0.9%
Short-Term Investments & Other Net Assets 4.0%
Portfolio Composition
7/31/22
% of Total
Net Assets
Banks 16.2%
Semiconductors & Semiconductor Equipment 9.5%
Oil, Gas & Consumable Fuels 4.8%
Internet & Direct Marketing Retail 4.5%
Technology Hardware, Storage & Peripherals 4.5%
Interactive Media & Services 4.3%
Metals & Mining 4.2%
Chemicals 3.7%
Food Products 3.5%
IT Services 3.3%
Automobiles 3.1%
Real Estate Management & Development 3.0%
Pharmaceuticals 2.4%
Wireless Telecommunication Services 2.2%
Other* 26.8%
Short-Term Investments & Other Net Assets 4.0%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
21
.

Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Annual Report
For the 12 months ended July 31, 2022, the U.S. dollar rose
in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment in securities with non-U.S. currency exposure.
Thank you for your participation in Franklin Emerging Market
Core Equity (IU) Fund. We look forward to serving your
future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 6.8%
Semiconductors & Semiconductor Equipment,
Taiwan
Tencent Holdings Ltd. 3.4%
Interactive Media & Services, China
Samsung Electronics Co. Ltd. 3.3%
Technology Hardware, Storage & Peripherals,
South Korea
Alibaba Group Holding Ltd. 2.2%
Internet & Direct Marketing Retail, China
Itau Unibanco Holding SA 2.1%
Banks, Brazil
Tata Consultancy Services Ltd. 2.0%
IT Services, India
BYD Co. Ltd. 1.6%
Automobiles, China
Chunghwa Telecom Co. Ltd. 1.5%
Diversified Telecommunication Services, Taiwan
Hana Financial Group, Inc. 1.5%
Banks, South Korea
Meituan Dianping 1.4%
Internet & Direct Marketing Retail, China
Top 10 Countries
7/31/22
a
% of Total
Net Assets
a a
China 29.1%
Taiwan 13.1%
South Korea 11.4%
India 10.3%
Brazil 5.1%
Saudi Arabia 4.5%
South Africa 3.8%
United Arab Emirates 3.2%
Indonesia 2.6%
Thailand 2.3%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of July 31, 2022
Franklin Emerging Market Core Equity (IU) Fund
4
franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/22

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return

Average Annual
Total Return

–
1-Year -19.15% -19.15%
Since Inception (9/30/19)

+0.88% +0.31%
See page 6 for Performance Summary footnotes.

Franklin Emerging Market Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 6 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
9/30/19–7/31/22

Franklin Emerging Market Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Investing in foreign securities typically involves more risks than investing in U.S.
securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets, and currency exchange rate fluctuations and policies. Investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may height-
en risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impos-
sible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 9/30/19.
5. Source: Morningstar. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global emerging markets.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/21–7/31/22)
Net Investment
Income
$0.3697
Total Annual Operating Expenses

With Fee
Waiver
Without Fee
Waiver
0.00% 0.14%

Your Fund’s Expenses
Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/22
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $841.90 $0.00 $1,024.73 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin International Core Equity (IU) Fund
This annual report for Franklin International Core Equity (IU)
Fund covers the fiscal year ended July 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets in equity securities. The Fund intends to invest predominantly
in non-U.S. issuers. The Fund may invest in equity securities of any capitalization and primarily invests in common stock
but may also invest in depositary receipts. The Fund's
investable universe typically includes equity securities
of companies in the MSCI Europe, Australasia, Far East
(EAFE) index.
Performance Overview
The Fund posted a -15.56% cumulative total return for the
12 months ended July 31, 2022. In comparison, the MSCI
EAFE Index, which measures equity market performance of
developed markets, excluding the U.S. and Canada, posted
a -13.86% cumulative total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 10 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Investment Strategy
The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but taking into account certain sector weight limits and security weight limit constraints.
Manager’s Discussion
During the period under review, the Fund underperformed
its investable universe, as represented by the MSCI EAFE
Index.
Underperformance was largely due to stock selection,
notably among materials and financials stocks, although
stock selection within the communication services and
information technology (IT) sectors proved positive. In
contrast, allocation effects contributed to relative returns, particularly underweighted allocations to the IT and
consumer discretionary sectors, alongside cash holdings.
Regionally, stock selection in Asia and the U.S. contributed, while stock selection in Europe and Australasia detracted.
Geographic Composition
7/31/22
% of Total
Net Assets
Europe 50.4%
Asia 29.7%
North America 9.8%
Australia & New Zealand 6.2%
Middle East & Africa 2.9%
Other 0.1%
Short-Term Investments & Other Net Assets 0.9%
Portfolio Composition
7/31/22
% of Total
Net Assets
Pharmaceuticals 9.8%
Banks 7.7%
Oil, Gas & Consumable Fuels 5.2%
Metals & Mining 4.7%
Insurance 4.4%
Food Products 4.1%
Automobiles 3.5%
Capital Markets 3.3%
Semiconductors & Semiconductor Equipment 3.3%
Chemicals 2.9%
Personal Products 2.6%
Textiles, Apparel & Luxury Goods 2.5%
Diversified Telecommunication Services 2.4%
Machinery 2.3%
Other* 40.4%
Short-Term Investments & Other Net Assets 0.9%
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
29
.

Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
For the 12 months ended July 31, 2022, the U.S. dollar rose
in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment in securities with non-U.S. currency exposure.
Thank you for your participation in Franklin International
Core Equity (IU) Fund. We look forward to serving your
future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Novo Nordisk A/S 2.9%
Pharmaceuticals, Denmark
Roche Holding AG 2.7%
Pharmaceuticals, United States
Nestle SA 2.7%
Food Products, United States
Stellantis NV 2.3%
Automobiles, United States
L'Oreal SA 2.2%
Personal Products, France
Nippon Telegraph & Telephone Corp. 2.1%
Diversified Telecommunication Services, Japan
GSK plc 2.0%
Pharmaceuticals, United States
Mitsubishi Corp. 1.9%
Trading Companies & Distributors, Japan
DBS Group Holdings Ltd. 1.7%
Banks, Singapore
Zurich Insurance Group AG 1.7%
Insurance, Switzerland
Top 10 Countries
7/31/22
a
% of Total
Net Assets
a a
Japan 23.7%
United Kingdom 10.8%
France 10.8%
United States 9.8%
Australia 6.2%
Germany 6.1%
Switzerland 4.9%
Netherlands 4.5%
Denmark 4.4%
Singapore 3.5%

Performance Summary as of July 31, 2022
Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -15.56% -15.56%
Since Inception (8/19/19)
4
+16.80% +5.40%
See page 12 for Performance Summary footnotes.

Franklin International Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 12 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/19/19–7/31/22

Franklin International Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Investing in foreign securities typically involves more risks than investing in U.S.
securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets, and currency exchange rate fluctuations and policies. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 8/19/19.
5. Source: Morningstar. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed markets excluding the U.S. and Canada.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/21–7/31/22)
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
$0.4177 $0.1688 $0.4045 $0.9910
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
0.00% 0.04%

Your Fund’s Expenses
Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/22
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $864.70 $0.00 $1,024.73 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin U.S. Core Equity (IU) Fund
This annual report for Franklin U.S. Core Equity (IU) Fund
covers the fiscal year ended July 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in U.S. equity securities. The Fund may invest in equity
securities of any capitalization and primarily invests in
common stock. The Fund's investable universe typically
includes equity securities of companies in the Russell 1000
®
Index.
1
Performance Overview
The Fund posted a -4.42% cumulative total return for the 12
months ended July 31, 2022. In comparison, the Standard &
Poor’s
®
500 Index (S&P 500
®
), which is designed to measure
total U.S. equity market performance, posted a -4.64%
cumulative total return for the same period.
2
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Investment Strategy
The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but taking into account certain sector weight limits and security weight limit constraints.
Manager’s Discussion
During the period under review, the Fund fared better than
its investable universe, as represented by the S&P 500.
Portfolio Composition
7/31/22
% of Total
Net Assets
Software 11.2%
Interactive Media & Services 6.2%
Technology Hardware, Storage & Peripherals 6.0%
Semiconductors & Semiconductor Equipment 5.0%
Oil, Gas & Consumable Fuels 4.8%
Health Care Providers & Services 3.9%
IT Services 3.7%
Pharmaceuticals 3.5%
Equity Real Estate Investment Trusts (REITs) 3.1%
Banks 2.9%
Biotechnology 2.5%
Specialty Retail 2.5%
Food Products 2.5%
Health Care Equipment & Supplies 2.2%
Other* 39.0%
Short-Term Investments & Other Net Assets 1.0%
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
7/31/22
Company
Industry
% of Total
Net Assets
a a
Microsoft Corp. 7.4%
Software
Apple, Inc. 5.5%
Technology Hardware, Storage & Peripherals
Alphabet, Inc. 4.9%
Interactive Media & Services
ConocoPhillips 2.0%
Oil, Gas & Consumable Fuels
Public Storage 1.9%
Equity Real Estate Investment Trusts (REITs)
Amazon.com, Inc. 1.9%
Internet & Direct Marketing Retail
Tesla, Inc. 1.8%
Automobiles
Berkshire Hathaway, Inc. 1.7%
Diversified Financial Services
Micron Technology, Inc. 1.6%
Semiconductors & Semiconductor Equipment
PepsiCo, Inc. 1.6%
Beverages
1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
36
.

Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
Outperformance was largely due to allocation effects,
notably overweighted allocations to consumer staples and
energy stocks. Underweighted positions in the consumer
discretionary and financials sectors also proved positive
for performance. In contrast, stock selection detracted in
aggregate, particularly among financials and health care
stocks, although stock selection among materials and
communication services stocks proved positive.
Thank you for your participation in Franklin U.S. Core Equity
(IU) Fund. We look forward to serving your future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of July 31, 2022
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -4.42% -4.42%
Since Inception (8/19/19)
4
+48.94% +14.46%
See page 18 for Performance Summary footnotes.

Franklin U.S. Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 18 for Performance Summary footnotes
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/19/19–7/31/22

Franklin U.S. Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The
Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. U.S. securities can be volatile in response to various forces including political and economic events, federal and state budget deficits; unpredictability of U.S. legislation on financial reform, health care, tax reform and infrastructure;
risks of trade wars; and persistently low interest rates. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 8/19/19.
5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/21–7/31/22)
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
$0.2002 $0.6620 $0.4357 $1.2979
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
0.00% 0.01%

Your Fund’s Expenses
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/22
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $930.50 $0.00 $1,024.73 $0.00 0.00%

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2020
a
2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.83 $10.57 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.35 0.28 0.33
Net realized and unrealized gains (losses) .................................... (2.58) 1.34 0.45
Total from investment operations ............................................. (2.23) 1.62 0.78
Less distributions from:
Net investment income ................................................... (0.37) (0.36) (0.21)
Net realized gains ...................................................... — — (—)
d
Total distributions ........................................................ (0.37) (0.36) (0.21)
Net asset value, end of year ................................................ $9.23 $11.83 $10.57
Total return
e
............................................................ (19.15)% 15.57% 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and expense reduction ............. 0.17% 0.14% 0.17%
Expenses net of waiver and payments by affiliates ................................ —% —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .............. —%
g
—%
g
—%
Net investment income .................................................... 3.27% 2.41% 3.44%
Supplemental data
Net assets, end of year (000’s) .............................................. $109,129 $116,643 $138,590
Portfolio turnover rate ..................................................... 125.41% 108.13% 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2022
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 90.9%
Air Freight & Logistics 0.4%
ZTO Express Cayman, Inc., ADR ......................... China 15,200 $ 388,968
Airlines 0.2%
a
Eva Airways Corp. ..................................... Taiwan 212,000 242,682
Auto Components 0.3%
b
Fuyao Glass Industry Group Co. Ltd., H, 144A, Reg S .......... China 62,000 300,758
Automobiles 3.1%
Astra International Tbk. PT .............................. Indonesia 832,100 355,388
BYD Co. Ltd., H ...................................... China 48,000 1,756,116
Kia Corp. ........................................... South Korea 11,742 732,615
b
Yadea Group Holdings Ltd., 144A, Reg S ................... China 254,000 547,782
3,391,901
Banks 13.2%
Abu Dhabi Islamic Bank PJSC ........................... United Arab
Emirates 344,019 852,557
Akbank TAS ......................................... Turkey 804,167 387,340
Alinma Bank ......................................... Saudi Arabia 147,032 1,500,061
Arab National Bank .................................... Saudi Arabia 39,650 327,925
Bank Central Asia Tbk. PT .............................. Indonesia 1,041,700 517,996
Bank of Beijing Co. Ltd., A ............................... China 285,095 176,415
Bank of Chengdu Co. Ltd., A ............................. China 50,900 116,426
Bank of Nanjing Co. Ltd., A .............................. China 119,900 183,935
Bank Polska Kasa Opieki SA ............................. Poland 7,016 111,116
Banque Saudi Fransi ................................... Saudi Arabia 9,481 129,965
BDO Unibank, Inc. .................................... Philippines 114,450 247,405
First Abu Dhabi Bank PJSC .............................. United Arab
Emirates 59,378 314,258
a
Grupo Financiero Inbursa SAB de CV, O .................... Mexico 149,700 275,677
Haci Omer Sabanci Holding AS ........................... Turkey 263,962 292,735
Hana Financial Group, Inc. .............................. South Korea 56,392 1,610,456
Huaxia Bank Co. Ltd., A ................................ China 179,700 136,521
a
ICICI Bank Ltd. ....................................... India 85,893 892,341
Industrial Bank Co. Ltd., A ............................... China 263,806 696,175
KB Financial Group, Inc. ................................ South Korea 37,117 1,375,719
Riyad Bank .......................................... Saudi Arabia 113,666 1,106,817
Shinhan Financial Group Co. Ltd. ......................... South Korea 56,604 1,553,484
Taiwan Cooperative Financial Holding Co. Ltd. ............... Taiwan 561,000 513,146
a,b,c,d
TCS Group Holding plc, GDR, Reg S ...................... Russia 2,334 —
Woori Financial Group, Inc. .............................. South Korea 124,094 1,134,867
14,453,337
Beverages 2.0%
Arca Continental SAB de CV ............................. Mexico 92,200 638,676
Cia Cervecerias Unidas SA .............................. Chile 31,624 182,493
b
Nongfu Spring Co. Ltd., H, 144A, Reg S .................... China 205,200 1,229,794
a
United Spirits Ltd. ..................................... India 11,864 116,786
2,167,749
Biotechnology 0.4%
b
3SBio, Inc., 144A, Reg S ................................ China 360,500 239,957
Chongqing Zhifei Biological Products Co. Ltd., A .............. China 11,200 165,329
405,286
Capital Markets 1.1%
CITIC Securities Co. Ltd., A .............................. China 85,900 250,243
GF Securities Co. Ltd., A ................................ China 74,600 176,565
Guotai Junan Securities Co. Ltd., A ........................ China 98,900 212,356

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Hithink RoyalFlush Information Network Co. Ltd., A ............ China 7,500 $ 95,923
Huatai Securities Co. Ltd., A ............................. China 96,300 189,752
Korea Investment Holdings Co. Ltd. ....................... South Korea 3,358 162,835
Meritz Securities Co. Ltd. ............................... South Korea 42,301 157,342
1,245,016
Chemicals 2.7%
Dongyue Group Ltd. ................................... China 286,000 311,062
Hubei Xingfa Chemicals Group Co. Ltd., A ................... China 15,700 86,909
Kumho Petrochemical Co. Ltd. ........................... South Korea 3,162 314,783
a,b,c,d
PhosAgro PJSC, GDR, Reg S ............................ Russia 32,310 —
Sahara International Petrochemical Co. ..................... Saudi Arabia 92,660 1,182,619
a
Sasol Ltd. ........................................... South Africa 15,839 332,731
Shandong Hualu Hengsheng Chemical Co. Ltd., A ............. China 29,040 123,074
SRF Ltd. ............................................ India 7,851 241,431
Wanhua Chemical Group Co. Ltd., A ....................... China 29,000 360,502
2,953,111
Commercial Services & Supplies 0.1%
China Everbright Environment Group Ltd. ................... China 190,000 101,125
Communications Equipment 0.2%
ZTE Corp., A ......................................... China 52,200 189,345
Construction Materials 0.3%
ACC Ltd. ............................................ India 11,033 310,836
Consumer Finance 0.1%
Krungthai Card PCL ................................... Thailand 94,100 150,140
Diversified Financial Services 0.6%
FirstRand Ltd. ........................................ South Africa 167,973 664,473
Diversified Telecommunication Services 2.0%
Chunghwa Telecom Co. Ltd. ............................. Taiwan 401,000 1,623,312
Hellenic Telecommunications Organization SA ................ Greece 19,238 331,255
Indus Towers Ltd. ..................................... India 79,952 224,970
2,179,537
Electric Utilities 0.0%
c,d
Inter RAO UES PJSC .................................. Russia 8,656,700 —
Electrical Equipment 1.2%
a
Contemporary Amperex Technology Co. Ltd., A ............... China 4,500 341,565
Havells India Ltd. ..................................... India 43,970 694,962
Ming Yang Smart Energy Group Ltd., A ..................... China 20,400 90,747
TBEA Co. Ltd., A ...................................... China 49,100 182,178
1,309,452
Electronic Equipment, Instruments & Components 2.2%
Avary Holding Shenzhen Co. Ltd., A ....................... China 29,300 133,804
China Zhenhua Group Science & Technology Co. Ltd., A ........ China 7,300 128,324
E Ink Holdings, Inc. .................................... Taiwan 103,000 676,035
a
Foxconn Industrial Internet Co. Ltd., A ...................... China 117,000 174,550
Kingboard Holdings Ltd. ................................ China 166,500 487,127
Synnex Technology International Corp. ..................... Taiwan 319,000 590,419
Unimicron Technology Corp. ............................. Taiwan 34,000 180,957
2,371,216
Entertainment 1.0%
NetEase, Inc. ........................................ China 57,300 1,071,891

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 1.5%
Cencosud SA ........................................ Chile 352,857 $ 482,041
Shoprite Holdings Ltd. .................................. South Africa 55,888 756,176
Wal-Mart de Mexico SAB de CV .......................... Mexico 108,800 394,098
1,632,315
Food Products 3.5%
b
China Feihe Ltd., 144A, Reg S ........................... China 325,000 285,373
b
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 439,500 209,260
Grupo Bimbo SAB de CV, A .............................. Mexico 149,100 526,909
Henan Shuanghui Investment & Development Co. Ltd., A ....... China 38,400 152,905
JBS SA ............................................. United States 171,400 1,058,419
Nestle Malaysia Bhd. .................................. Malaysia 14,100 426,754
Uni-President China Holdings Ltd. ......................... China 279,000 255,217
Want Want China Holdings Ltd. ........................... China 1,133,000 922,075
3,836,912
Gas Utilities 0.7%
Adani Total Gas Ltd. ................................... India 13,731 542,565
Indraprastha Gas Ltd. .................................. India 60,736 265,896
808,461
Health Care Equipment & Supplies 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd., H ......... China 88,400 110,575
Health Care Providers & Services 0.9%
Apollo Hospitals Enterprise Ltd. ........................... India 2,147 114,459
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 12,545 688,310
Sinopharm Group Co. Ltd., H ............................ China 75,200 172,296
975,065
Hotels, Restaurants & Leisure 0.9%
b
Jiumaojiu International Holdings Ltd., 144A, Reg S ............ China 101,000 219,762
OPAP SA ........................................... Greece 8,147 112,877
a
Trip.com Group Ltd., ADR ............................... China 10,200 262,956
Yum China Holdings, Inc. ............................... China 7,100 345,841
941,436
Household Durables 0.2%
Haier Smart Home Co. Ltd., A ............................ China 72,800 267,967
Household Products 0.3%
Unilever Indonesia Tbk. PT .............................. Indonesia 1,140,600 347,312
Independent Power and Renewable Electricity Producers 1.0%
a
Adani Power Ltd. ..................................... India 185,965 740,937
Energy Absolute PCL .................................. Thailand 108,500 244,369
Ratch Group PCL ..................................... Thailand 107,300 113,321
1,098,627
Industrial Conglomerates 1.0%
GS Holdings Corp. .................................... South Korea 11,205 357,939
KOC Holding A/S ..................................... Turkey 191,184 395,165
Turkiye Sise ve Cam Fabrikalari A/S ....................... Turkey 244,385 297,622
1,050,726
Insurance 0.7%
DB Insurance Co. Ltd. .................................. South Korea 11,418 529,574
Meritz Fire & Marine Insurance Co. Ltd. ..................... South Korea 8,475 224,519
754,093

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 4.3%
Autohome, Inc., ADR ................................... China 5,100 $ 182,019
a
Baidu, Inc., A ......................................... China 29,850 515,936
a,b
Kuaishou Technology, 144A, Reg S ........................ China 30,500 306,659
Tencent Holdings Ltd. .................................. China 95,200 3,679,343
4,683,957
Internet & Direct Marketing Retail 4.5%
a
Alibaba Group Holding Ltd. .............................. China 217,000 2,439,817
a,b
Meituan Dianping, B, 144A, Reg S ........................ China 70,200 1,574,812
a
Pinduoduo, Inc., ADR .................................. China 14,700 720,447
a
Vipshop Holdings Ltd., ADR ............................. China 24,800 227,168
4,962,244
IT Services 3.3%
HCL Technologies Ltd. ................................. India 32,545 390,944
Infosys Ltd. .......................................... India 33,691 660,143
Mindtree Ltd. ......................................... India 8,709 376,858
Tata Consultancy Services Ltd. ........................... India 51,765 2,162,819
3,590,764
Life Sciences Tools & Services 0.8%
Divi's Laboratories Ltd. ................................. India 3,333 161,500
b
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 21,100 219,155
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 29,740 360,274
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 16,000 153,153
894,082
Machinery 0.4%
Doosan Bobcat, Inc. ................................... South Korea 12,042 288,253
Haitian International Holdings Ltd. ......................... China 43,000 102,904
391,157
Marine 2.0%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 222,000 711,706
HMM Co. Ltd. ........................................ South Korea 21,111 403,949
Orient Overseas International Ltd. ......................... Hong Kong 17,500 609,884
Yang Ming Marine Transport Corp. ........................ Taiwan 159,000 478,392
2,203,931
Metals & Mining 3.5%
African Rainbow Minerals Ltd. ............................ South Africa 28,584 402,126
China Hongqiao Group Ltd. .............................. China 527,000 549,170
Ganfeng Lithium Co. Ltd., A .............................. China 18,780 248,821
Impala Platinum Holdings Ltd. ............................ South Africa 10,884 120,678
Kumba Iron Ore Ltd. ................................... South Africa 15,372 458,103
c,d
MMC Norilsk Nickel PJSC ............................... Russia 3,164 —
c,d
Novolipetsk Steel PJSC ................................ Russia 347,890 —
c,d
Severstal PAO ....................................... Russia 48,409 —
Sibanye Stillwater Ltd. .................................. South Africa 85,941 211,121
Tata Steel Ltd. ........................................ India 459,640 624,893
Vale SA ............................................. Brazil 60,000 809,110
Zijin Mining Group Co. Ltd., H ............................ China 328,000 384,352
3,808,374
Oil, Gas & Consumable Fuels 4.8%
Adaro Energy Indonesia Tbk. PT .......................... Indonesia 3,272,100 718,482
Exxaro Resources Ltd. ................................. South Africa 61,570 748,409
MOL Hungarian Oil & Gas plc ............................ Hungary 103,084 758,815

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
a
Petro Rio SA ......................................... Brazil 53,000 $ 248,177
Polski Koncern Naftowy ORLEN SA ....................... Poland 54,452 889,442
a
Reliance Industries Ltd. ................................. India 37,378 1,187,438
United Tractors Tbk. PT ................................ Indonesia 299,900 655,405
5,206,168
Pharmaceuticals 2.4%
China Medical System Holdings Ltd. ....................... China 275,000 437,167
China Traditional Chinese Medicine Holdings Co. Ltd. .......... China 244,000 103,582
CSPC Pharmaceutical Group Ltd. ......................... China 1,193,600 1,306,929
Kalbe Farma Tbk. PT .................................. Indonesia 2,373,400 259,348
Sino Biopharmaceutical Ltd. ............................. Hong Kong 786,000 455,675
2,562,701
Real Estate Management & Development 3.0%
Aldar Properties PJSC ................................. United Arab
Emirates 967,308 1,292,243
Emaar Properties PJSC ................................ United Arab
Emirates 715,964 1,074,442
Greentown China Holdings Ltd. ........................... China 193,500 382,481
Land & Houses PCL ................................... Thailand 2,093,400 492,253
b
Longfor Group Holdings Ltd., 144A ........................ China 25,000 83,534
3,324,953
Semiconductors & Semiconductor Equipment 9.5%
a
Daqo New Energy Corp., ADR ........................... China 9,800 634,060
Gigadevice Semiconductor Beijing, Inc., A ................... China 5,900 103,903
a,b
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 124,000 371,402
MediaTek, Inc. ....................................... Taiwan 17,000 390,768
Novatek Microelectronics Corp. ........................... Taiwan 52,000 462,177
Realtek Semiconductor Corp. ............................ Taiwan 33,000 378,606
SG Micro Corp., A ..................................... China 5,100 121,859
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 436,000 7,459,771
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A ...... China 26,100 197,133
a
Unigroup Guoxin Microelectronics Co. Ltd., A ................ China 3,300 103,331
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A ......... China 13,300 144,482
10,367,492
Software 0.1%
Tata Elxsi Ltd. ........................................ India 1,373 151,176
Specialty Retail 0.9%
JUMBO SA .......................................... Greece 22,562 349,836
Mr Price Group Ltd. .................................... South Africa 11,457 124,746
b
Topsports International Holdings Ltd., 144A, Reg S ............ China 290,000 241,891
Zhongsheng Group Holdings Ltd. ......................... China 45,000 257,620
974,093
Technology Hardware, Storage & Peripherals 4.5%
Lenovo Group Ltd. .................................... China 1,210,000 1,173,444
Ninestar Corp., A ...................................... China 20,600 153,504
Samsung Electronics Co. Ltd. ............................ South Korea 75,665 3,569,334
4,896,282
Textiles, Apparel & Luxury Goods 1.2%
ANTA Sports Products Ltd. .............................. China 8,400 92,491
Li Ning Co. Ltd. ....................................... China 33,500 271,738
Page Industries Ltd. ................................... India 1,346 831,471

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Xtep International Holdings Ltd. ........................... China 56,000 $ 91,071
1,286,771
Thrifts & Mortgage Finance 0.5%
Housing Development Finance Corp. Ltd. ................... India 18,271 550,755
Transportation Infrastructure 1.1%
Grupo Aeroportuario del Pacifico SAB de CV, B ............... Mexico 16,600 225,076
Grupo Aeroportuario del Sureste SAB de CV, B ............... Mexico 18,110 341,141
International Container Terminal Services, Inc. ................ Philippines 181,690 637,429
1,203,646
Wireless Telecommunication Services 2.2%
Advanced Info Service PCL .............................. Thailand 265,500 1,479,451
Far EasTone Telecommunications Co. Ltd. .................. Taiwan 242,000 608,725
c,d
Mobile TeleSystems PJSC, ADR .......................... Russia 31,600 —
MTN Group Ltd. ...................................... South Africa 39,526 331,739
2,419,915
Total Common Stocks (Cost $103,261,078) .....................................
99,198,773
Preferred Stocks 5.1%
Banks 3.0%
e
Itau Unibanco Holding SA, 3.83% ......................... Brazil 508,800 2,323,481
e
Itausa SA, 5.99% ..................................... Brazil 553,100 922,840
3,246,321
Chemicals 1.0%
e
Sociedad Quimica y Minera de Chile SA, B, 0.01% ............ Chile 10,777 1,070,393
Electric Utilities 0.4%
e
Cia Energetica de Minas Gerais, 10.36% .................... Brazil 228,700 496,986
Metals & Mining 0.7%
e
Gerdau SA, 13.53% ................................... Brazil 159,700 755,220
Total Preferred Stocks (Cost $5,380,131) .......................................
5,568,920
Total Long Term Investments (Cost $108,641,209) ...............................
104,767,693
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.9%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 2,085,742 2,085,742
Total Money Market Funds (Cost $2,085,742) ...................................
2,085,742
Total Short Term Investments (Cost $2,085,742 ) .................................
2,085,742
a
Total Investments (Cost $110,726,951) 97.9% ...................................
$106,853,435
Other Assets, less Liabilities 2.1% .............................................
2,275,401
Net Assets 100.0% ...........................................................
$109,128,836

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 58 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2022, the aggregate value of these securities was $6,343,566, representing 5.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 7 regarding investments in Russian securities.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2020
a
2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $13.09 $10.31 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.34 0.35 0.25
Net realized and unrealized gains (losses) .................................... (2.26) 2.80 0.30
Total from investment operations ............................................. (1.92) 3.15 0.55
Less distributions from:
Net investment income ................................................... (0.42) (0.37) (0.24)
Net realized gains ...................................................... (0.57) — —
Total distributions ........................................................ (0.99) (0.37) (0.24)
Net asset value, end of year ................................................ $10.18 $13.09 $10.31
Total return
d
............................................................ (15.56)% 31.00% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ............. 0.04% 0.04% 0.08%
Expenses net of waiver and payments by affiliates ................................ —% —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .............. —% —%
f
—%
Net investment income .................................................... 2.94% 2.93% 2.57%
Supplemental data
Net assets, end of year (000’s) .............................................. $800,757 $360,375 $281,150
Portfolio turnover rate ..................................................... 125.21% 103.80% 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2022
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Aerospace & Defense 1.5%
BAE Systems plc ..................................... United Kingdom 1,005,634 $ 9,451,698
Dassault Aviation SA ................................... France 15,269 2,183,920
11,635,618
Air Freight & Logistics 0.5%
DSV A/S ............................................ Denmark 24,086 4,058,571
Auto Components 0.5%
Bridgestone Corp. ..................................... Japan 71,200 2,777,114
Continental AG ....................................... Germany 20,451 1,457,026
4,234,140
Automobiles 3.5%
Bayerische Motoren Werke AG ........................... Germany 119,797 9,789,501
Stellantis NV ......................................... United States 1,283,293 18,429,325
28,218,826
Banks 7.7%
Commonwealth Bank of Australia ......................... Australia 142,453 10,116,639
DBS Group Holdings Ltd. ............................... Singapore 595,800 13,594,680
FinecoBank Banca Fineco SpA ........................... Italy 302,577 3,760,602
ING Groep NV ....................................... Netherlands 713,900 6,935,045
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 671,100 3,781,166
Mizrahi Tefahot Bank Ltd. ............................... Israel 37,998 1,410,500
Standard Chartered plc ................................. United Kingdom 1,311,555 9,040,145
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 401,700 12,601,701
61,240,478
Beverages 2.2%
Anheuser-Busch InBev SA/NV ........................... Belgium 48,067 2,574,971
a
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 971,800 2,690,834
Pernod Ricard SA ..................................... France 54,032 10,614,809
Suntory Beverage & Food Ltd. ........................... Japan 40,800 1,609,805
17,490,419
Biotechnology 1.1%
CSL Ltd. ............................................ Australia 33,405 6,801,824
b
Swedish Orphan Biovitrum AB ............................ Sweden 93,283 2,049,030
8,850,854
Building Products 1.3%
Cie de Saint-Gobain ................................... France 230,394 10,743,762
Capital Markets 3.3%
3i Group plc ......................................... United Kingdom 344,636 5,354,869
Deutsche Boerse AG ................................... Germany 37,162 6,487,515
SBI Holdings, Inc. ..................................... Japan 75,600 1,533,674
Singapore Exchange Ltd. ............................... Singapore 174,200 1,248,724
UBS Group AG ....................................... Switzerland 728,249 11,896,699
26,521,481
Chemicals 2.9%
BASF SE ........................................... Germany 35,832 1,596,939
a
Covestro AG, 144A, Reg S .............................. Germany 113,421 3,825,355
ICL Group Ltd. ....................................... Israel 411,191 3,741,332
Nissan Chemical Corp. ................................. Japan 28,700 1,467,466
Nitto Denko Corp. ..................................... Japan 78,900 5,080,599
OCI NV ............................................. Netherlands 63,587 2,207,636
Shin-Etsu Chemical Co. Ltd. ............................. Japan 20,100 2,574,599

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Tosoh Corp. ......................................... Japan 143,900 $ 1,875,696
Yara International ASA ................................. Brazil 20,667 880,655
23,250,277
Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd. ............................. Japan 100,700 2,222,098
Construction Materials 0.4%
CRH plc ............................................ Ireland 86,654 3,325,437
Diversified Financial Services 0.8%
Eurazeo SE ......................................... France 23,972 1,712,345
ORIX Corp. .......................................... Japan 70,100 1,249,263
Sofina SA ........................................... Belgium 8,429 1,974,079
Wendel SE .......................................... France 15,113 1,391,064
6,326,751
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG .................................. Germany 86,231 1,638,382
Nippon Telegraph & Telephone Corp. ...................... Japan 592,600 16,927,177
Orange SA .......................................... France 66,735 681,961
19,247,520
Electric Utilities 2.3%
Acciona SA .......................................... Spain 13,719 2,823,104
Elia Group SA/NV ..................................... Belgium 18,357 2,786,945
Power Assets Holdings Ltd. .............................. Hong Kong 759,500 4,972,982
Red Electrica Corp. SA ................................. Spain 229,834 4,518,848
b
Tokyo Electric Power Co. Holdings, Inc. ..................... Japan 795,700 3,131,254
18,233,133
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. ................................... Japan 70,600 3,188,594
Electronic Equipment, Instruments & Components 1.2%
Keyence Corp. ....................................... Japan 7,000 2,774,291
Murata Manufacturing Co. Ltd. ........................... Japan 83,900 4,900,475
Yokogawa Electric Corp. ................................ Japan 128,500 2,278,642
9,953,408
Entertainment 0.9%
Capcom Co. Ltd. ...................................... Japan 27,400 761,624
Nintendo Co. Ltd. ..................................... Japan 13,200 5,902,468
Square Enix Holdings Co. Ltd. ............................ Japan 18,800 872,283
7,536,375
Equity Real Estate Investment Trusts (REITs) 1.7%
Dexus .............................................. Australia 162,698 1,093,332
Goodman Group ...................................... Australia 201,549 2,949,681
b
Klepierre SA ......................................... France 121,225 2,693,757
Segro plc ........................................... United Kingdom 503,446 6,735,097
13,471,867
Food & Staples Retailing 1.6%
Coles Group Ltd. ...................................... Australia 201,581 2,654,890
Jeronimo Martins SGPS SA ............................. Portugal 78,561 1,818,537
Koninklijke Ahold Delhaize NV ............................ Netherlands 309,799 8,531,889
13,005,316

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 4.1%
Danone SA .......................................... France 64,178 $ 3,538,896
Nestle SA ........................................... United States 176,353 21,602,383
a
WH Group Ltd., 144A, Reg S ............................ Hong Kong 4,764,500 3,608,311
Yakult Honsha Co. Ltd. ................................. Japan 71,300 4,341,971
33,091,561
Gas Utilities 0.5%
Osaka Gas Co. Ltd. ................................... Japan 214,200 3,850,766
Health Care Equipment & Supplies 2.1%
Alcon, Inc. ........................................... Switzerland 11,038 868,508
BioMerieux .......................................... France 21,552 2,332,847
Getinge AB, B ........................................ Sweden 77,092 1,740,029
Hoya Corp. .......................................... Japan 32,900 3,296,182
Sonova Holding AG .................................... Switzerland 23,694 8,531,910
16,769,476
Health Care Providers & Services 0.4%
Sonic Healthcare Ltd. .................................. Australia 132,386 3,188,056
Hotels, Restaurants & Leisure 1.2%
Compass Group plc ................................... United Kingdom 306,594 7,185,478
a
La Francaise des Jeux SAEM, 144A, Reg S ................. France 59,586 2,128,399
9,313,877
Household Durables 1.0%
Barratt Developments plc ............................... United Kingdom 486,564 2,983,464
Persimmon plc ....................................... United Kingdom 33,405 770,527
Sekisui House Ltd. .................................... Japan 173,600 3,074,583
Taylor Wimpey plc ..................................... United Kingdom 803,590 1,250,772
8,079,346
Independent Power and Renewable Electricity Producers 0.3%
RWE AG ............................................ Germany 67,102 2,760,576
Industrial Conglomerates 1.7%
CK Hutchison Holdings Ltd. .............................. United Kingdom 1,229,500 8,155,565
Siemens AG ......................................... Germany 50,880 5,675,641
13,831,206
Insurance 4.4%
Baloise Holding AG .................................... Switzerland 26,531 4,226,050
Japan Post Holdings Co. Ltd. ............................ Japan 1,009,900 7,270,843
Japan Post Insurance Co. Ltd. ........................... Japan 110,700 1,789,715
Medibank Pvt Ltd. ..................................... Australia 1,480,023 3,558,764
Tokio Marine Holdings, Inc. .............................. Japan 85,900 5,028,392
Zurich Insurance Group AG .............................. Switzerland 30,751 13,420,159
35,293,923
Interactive Media & Services 0.3%
a
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 288,804 2,226,539
Internet & Direct Marketing Retail 0.4%
a,b
Delivery Hero SE, 144A, Reg S ........................... South Korea 30,466 1,469,946
ZOZO, Inc. .......................................... Japan 61,700 1,332,774
2,802,720
IT Services 1.2%
b
Amadeus IT Group SA ................................. Spain 36,734 2,142,073

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Fujitsu Ltd. .......................................... Japan 54,900 $ 7,359,747
9,501,820
Leisure Products 0.3%
Bandai Namco Holdings, Inc. ............................ Japan 28,700 2,242,030
Life Sciences Tools & Services 0.5%
Eurofins Scientific SE .................................. Luxembourg 15,287 1,191,809
Sartorius Stedim Biotech ................................ France 5,986 2,394,755
3,586,564
Machinery 2.3%
Komatsu Ltd. ........................................ Japan 312,500 7,224,227
Mitsubishi Heavy Industries Ltd. .......................... Japan 184,600 6,854,396
NGK Insulators Ltd. .................................... Japan 131,600 1,924,740
Techtronic Industries Co. Ltd. ............................ Hong Kong 234,000 2,596,595
18,599,958
Marine 1.2%
AP Moller - Maersk A/S, A ............................... Denmark 1,394 3,734,543
Nippon Yusen KK ..................................... Japan 14,500 1,138,951
SITC International Holdings Co. Ltd. ....................... China 727,000 2,475,367
ZIM Integrated Shipping Services Ltd. ...................... Israel 47,300 2,356,486
9,705,347
Media 0.4%
CyberAgent, Inc. ...................................... Japan 75,300 751,346
b
Informa plc .......................................... United Kingdom 279,261 2,030,966
2,782,312
Metals & Mining 4.7%
Anglo American plc .................................... South Africa 304,988 11,023,755
ArcelorMittal SA ...................................... Luxembourg 312,971 7,722,607
BHP Group Ltd. ...................................... Australia 65,617 1,795,632
Fortescue Metals Group Ltd. ............................. Australia 317,474 4,085,432
Rio Tinto Ltd. ........................................ Australia 114,265 7,916,798
South32 Ltd. ......................................... Australia 1,948,340 5,310,426
37,854,650
Multiline Retail 0.3%
Next plc ............................................ United Kingdom 29,729 2,474,993
Multi-Utilities 0.7%
E.ON SE ............................................ Germany 482,548 4,337,888
National Grid plc ...................................... United Kingdom 101,836 1,402,242
5,740,130
Oil, Gas & Consumable Fuels 5.2%
Aker BP ASA ......................................... Norway 73,756 2,562,408
BP plc .............................................. United Kingdom 1,548,709 7,579,791
Eni SpA ............................................ Italy 134,197 1,613,206
Equinor ASA ......................................... Norway 227,976 8,776,788
OMV AG ............................................ Austria 26,995 1,149,772
Repsol SA ........................................... Spain 549,213 6,842,572
Shell plc ............................................ Netherlands 122,632 3,271,372
TotalEnergies SE ..................................... France 196,386 10,031,372
41,827,281

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Products 2.6%
b
Haleon plc .......................................... United Kingdom 966,763 $ 3,435,431
L'Oreal SA .......................................... France 46,615 17,624,009
21,059,440
Pharmaceuticals 9.8%
Astellas Pharma, Inc. .................................. Japan 152,100 2,382,009
Bayer AG ........................................... Germany 77,510 4,521,399
GSK plc ............................................ United States 773,409 16,249,485
Ipsen SA ............................................ France 21,274 2,152,124
Novo Nordisk A/S, B ................................... Denmark 200,081 23,304,526
Orion OYJ, B ........................................ Finland 58,865 2,810,208
Roche Holding AG .................................... United States 59,074 19,607,685
Roche Holding AG, BR ................................. United States 5,865 2,390,325
Sanofi SA ........................................... France 48,491 4,818,958
78,236,719
Professional Services 1.6%
Randstad NV ........................................ Netherlands 66,897 3,381,343
Wolters Kluwer NV .................................... Netherlands 85,539 9,290,188
12,671,531
Real Estate Management & Development 1.3%
b
Fastighets AB Balder, B ................................. Sweden 354,417 2,264,533
LEG Immobilien SE .................................... Germany 40,833 3,709,669
Nomura Real Estate Holdings, Inc. ........................ Japan 68,200 1,654,428
Sino Land Co. Ltd. .................................... Hong Kong 1,716,000 2,549,681
10,178,311
Road & Rail 0.3%
Nippon Express Holdings, Inc. ............................ Japan 44,000 2,629,140
Semiconductors & Semiconductor Equipment 3.3%
ASML Holding NV ..................................... Netherlands 3,711 2,133,033
Disco Corp. .......................................... Japan 4,000 977,282
STMicroelectronics NV ................................. Singapore 340,352 12,880,758
Tokyo Electron Ltd. .................................... Japan 30,000 10,325,419
26,316,492
Software 1.6%
b
Check Point Software Technologies Ltd. .................... Israel 35,500 4,423,300
Nemetschek SE ...................................... Germany 30,806 2,062,459
Sage Group plc (The) .................................. United Kingdom 540,763 4,660,361
SAP SE ............................................ Germany 11,009 1,026,890
Trend Micro, Inc. ...................................... Japan 15,500 900,736
13,073,746
Specialty Retail 0.7%
JD Sports Fashion plc .................................. United Kingdom 526,383 836,087
Kingfisher plc ........................................ United Kingdom 1,144,154 3,619,959
USS Co. Ltd. ......................................... Japan 58,900 1,155,724
5,611,770
Technology Hardware, Storage & Peripherals 0.6%
Canon, Inc. .......................................... Japan 121,300 2,869,587
Seiko Epson Corp. .................................... Japan 106,900 1,605,864
4,475,451
Textiles, Apparel & Luxury Goods 2.5%
Burberry Group plc .................................... United Kingdom 219,338 4,821,833

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SE .................... France 16,813 $ 11,674,758
Pandora A/S ......................................... Denmark 52,415 3,894,056
20,390,647
Tobacco 1.3%
Imperial Brands plc .................................... United Kingdom 128,646 2,824,594
Swedish Match AB .................................... Sweden 701,673 7,347,071
10,171,665
Trading Companies & Distributors 2.3%
Marubeni Corp. ....................................... Japan 317,000 2,948,710
Mitsubishi Corp. ...................................... Japan 521,400 15,495,051
18,443,761
Wireless Telecommunication Services 1.5%
KDDI Corp. .......................................... Japan 370,700 11,885,065
Total Common Stocks (Cost $759,535,553) .....................................
793,421,794
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 7,114,441 7,114,441
Total Money Market Funds (Cost $7,114,441) ...................................
7,114,441
Total Short Term Investments (Cost $7,114,441 ) .................................
7,114,441
a
Total Investments (Cost $766,649,994) 100.0% ..................................
$800,536,235
Other Assets, less Liabilities 0.0%
†
............................................
221,232
Net Assets 100.0% ...........................................................
$800,757,467
See Abbreviations on page 58 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2022, the aggregate value of these securities was $15,949,384, representing 2.0% of net assets.
b
Non-income producing.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2020
a
2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $14.99 $11.31 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.24 0.21 0.21
Net realized and unrealized gains (losses) .................................... (0.81) 3.74 1.27
Total from investment operations ............................................. (0.57) 3.95 1.48
Less distributions from:
Net investment income ................................................... (0.20) (0.20) (0.17)
Net realized gains ...................................................... (1.10) (0.07) —
Total distributions ........................................................ (1.30) (0.27) (0.17)
Net asset value, end of year ................................................ $13.12 $14.99 $11.31
Total return
d
............................................................ (4.42)% 35.39% 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ............. 0.01% 0.01% 0.03%
Expenses net of waiver and payments by affiliates and expense reduction
f
............. —% —% —%
Net investment income .................................................... 1.73% 1.60% 2.12%
Supplemental data
Net assets, end of year (000’s) .............................................. $2,053,864 $1,316,677 $722,523
Portfolio turnover rate ..................................................... 128.24% 98.39% 60.94%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2022
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 99.0%
Aerospace & Defense 1.8%
General Dynamics Corp. .............................................. 39,407 $ 8,932,385
Lockheed Martin Corp. ............................................... 69,859 28,908,353
37,840,738
Air Freight & Logistics 0.8%
United Parcel Service, Inc., B .......................................... 83,600 16,292,804
Airlines 0.2%
a
Delta Air Lines, Inc. .................................................. 103,895 3,303,861
a
Auto Components 0.1%
a
Aptiv plc .......................................................... 20,110 2,109,338
a
Automobiles 2.0%
a
Tesla, Inc. ......................................................... 42,609 37,983,793
Thor Industries, Inc. ................................................. 42,113 3,551,389
41,535,182
Banks 2.9%
Bank of America Corp. ............................................... 800,982 27,081,201
Bank OZK ......................................................... 51,940 2,082,794
Comerica, Inc. ..................................................... 83,462 6,490,840
FNB Corp. ........................................................ 269,784 3,226,617
JPMorgan Chase & Co. ............................................... 49,887 5,754,964
KeyCorp .......................................................... 182,402 3,337,957
Pinnacle Financial Partners, Inc. ........................................ 26,477 2,094,331
Popular, Inc. ....................................................... 58,924 4,576,627
Truist Financial Corp. ................................................ 41,982 2,118,831
Wintrust Financial Corp. .............................................. 23,580 2,028,823
58,792,985
Beverages 1.6%
PepsiCo, Inc. ...................................................... 191,129 33,439,930
Biotechnology 2.5%
AbbVie, Inc. ....................................................... 132,536 19,020,241
a
Moderna, Inc. ...................................................... 42,343 6,948,063
a
Regeneron Pharmaceuticals, Inc. ....................................... 37,873 22,030,345
a
Vertex Pharmaceuticals, Inc. ........................................... 12,209 3,423,526
51,422,175
Building Products 0.8%
a
Builders FirstSource, Inc. ............................................. 137,354 9,340,072
Owens Corning ..................................................... 76,956 7,136,900
16,476,972
Capital Markets 2.1%
Bank of New York Mellon Corp. (The) .................................... 48,140 2,092,164
Carlyle Group, Inc. (The) .............................................. 118,384 4,606,321
CME Group, Inc. .................................................... 35,205 7,022,693
Evercore, Inc., A .................................................... 28,769 2,876,037
FactSet Research Systems, Inc. ........................................ 31,079 13,354,025
Morgan Stanley ..................................................... 73,375 6,185,513
MSCI, Inc. ......................................................... 6,636 3,194,172
SEI Investments Co. ................................................. 83,146 4,602,963
43,933,888
Chemicals 2.1%
CF Industries Holdings, Inc. ........................................... 162,017 15,471,003

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Huntsman Corp. .................................................... 66,726 $ 1,932,385
LyondellBasell Industries NV, A ......................................... 199,941 17,818,742
Mosaic Co. (The) ................................................... 94,610 4,982,163
Westlake Corp. ..................................................... 25,989 2,529,769
42,734,062
Commercial Services & Supplies 0.6%
Cintas Corp. ....................................................... 7,160 3,046,508
Republic Services, Inc. ............................................... 60,766 8,425,814
11,472,322
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................................. 21,348 2,489,817
Cisco Systems, Inc. ................................................. 179,707 8,153,307
Juniper Networks, Inc. ................................................ 81,048 2,271,775
12,914,899
Consumer Finance 0.5%
a
Credit Acceptance Corp. .............................................. 5,518 3,177,872
Synchrony Financial ................................................. 186,232 6,235,047
9,412,919
Containers & Packaging 0.3%
Packaging Corp. of America ........................................... 40,530 5,698,923
Distributors 0.2%
Genuine Parts Co. .................................................. 21,523 3,290,221
Diversified Financial Services 1.7%
a
Berkshire Hathaway, Inc., B ............................................ 114,171 34,319,803
a
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................................... 844,890 15,867,034
Electric Utilities 1.9%
American Electric Power Co., Inc. ....................................... 155,313 15,307,649
Exelon Corp. ....................................................... 344,315 16,007,205
NRG Energy, Inc. ................................................... 189,624 7,158,306
38,473,160
Electrical Equipment 0.6%
Acuity Brands, Inc. .................................................. 27,062 4,936,109
Emerson Electric Co. ................................................ 90,361 8,138,815
13,074,924
Electronic Equipment, Instruments & Components 0.8%
a
Arrow Electronics, Inc. ............................................... 52,894 6,779,424
Jabil, Inc. ......................................................... 108,752 6,453,344
a
Keysight Technologies, Inc. ............................................ 14,739 2,396,561
15,629,329
Entertainment 0.1%
World Wrestling Entertainment, Inc., A .................................... 33,798 2,342,539
Equity Real Estate Investment Trusts (REITs) 3.1%
Apartment Income REIT Corp. .......................................... 61,698 2,797,387
Extra Space Storage, Inc. ............................................. 13,403 2,540,137
Medical Properties Trust, Inc. .......................................... 216,911 3,739,546
Public Storage ..................................................... 121,226 39,569,379

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc. ............................................ 19,307 $ 2,097,512
Weyerhaeuser Co. .................................................. 375,416 13,635,109
64,379,070
Food & Staples Retailing 1.5%
Albertsons Cos., Inc., A ............................................... 69,841 1,875,231
Costco Wholesale Corp. .............................................. 4,670 2,527,871
Kroger Co. (The) .................................................... 519,165 24,110,022
Walmart, Inc. ...................................................... 20,176 2,664,241
31,177,365
Food Products 2.5%
Archer-Daniels-Midland Co. ........................................... 117,685 9,740,788
Hershey Co. (The) .................................................. 113,241 25,814,418
Tyson Foods, Inc., A ................................................. 168,632 14,841,302
50,396,508
Gas Utilities 0.1%
National Fuel Gas Co. ................................................ 40,027 2,895,553
Health Care Equipment & Supplies 2.2%
Becton Dickinson and Co. ............................................. 8,065 1,970,360
a
Edwards Lifesciences Corp. ........................................... 46,201 4,645,049
a
Hologic, Inc. ....................................................... 198,285 14,153,583
a
IDEXX Laboratories, Inc. .............................................. 50,169 20,026,462
a
QuidelOrtho Corp. ................................................... 39,103 3,990,070
44,785,524
Health Care Providers & Services 3.9%
a
Centene Corp. ..................................................... 27,954 2,598,883
Cigna Corp. ....................................................... 9,034 2,487,602
CVS Health Corp. ................................................... 230,418 22,046,394
Elevance Health, Inc. ................................................ 42,645 20,345,930
McKesson Corp. .................................................... 83,801 28,624,746
a
Molina Healthcare, Inc. ............................................... 7,300 2,392,356
UnitedHealth Group, Inc. .............................................. 4,341 2,354,298
80,850,209
Health Care Technology 0.1%
a
Veeva Systems, Inc., A ............................................... 12,414 2,775,522
a
Hotels, Restaurants & Leisure 1.8%
a
Booking Holdings, Inc. ............................................... 3,276 6,341,321
Choice Hotels International, Inc. ........................................ 26,797 3,238,953
Domino's Pizza, Inc. ................................................. 18,657 7,315,596
McDonald's Corp. ................................................... 54,923 14,465,071
Yum! Brands, Inc. ................................................... 37,191 4,557,385
35,918,326
Household Durables 0.2%
a
NVR, Inc. ......................................................... 492 2,161,405
PulteGroup, Inc. .................................................... 48,065 2,096,596
4,258,001
Household Products 1.7%
Colgate-Palmolive Co. ............................................... 257,880 20,305,471

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ........................................... 101,381 $ 14,082,835
34,388,306
Independent Power and Renewable Electricity Producers 0.4%
Vistra Corp. ........................................................ 333,881 8,630,824
Industrial Conglomerates 0.5%
3M Co. ........................................................... 66,485 9,523,311
Insurance 2.1%
American Financial Group, Inc. ......................................... 51,866 6,933,447
Assured Guaranty Ltd. ............................................... 48,313 2,820,996
Chubb Ltd. ........................................................ 68,638 12,947,872
Marsh & McLennan Cos., Inc. .......................................... 23,553 3,861,750
MetLife, Inc. ....................................................... 116,024 7,338,518
Travelers Cos., Inc. (The) ............................................. 12,026 1,908,526
Unum Group ....................................................... 82,262 2,648,014
W R Berkley Corp. .................................................. 85,720 5,360,072
43,819,195
Interactive Media & Services 6.2%
a
Alphabet, Inc., A .................................................... 560,157 65,157,462
a
Alphabet, Inc., C .................................................... 298,666 34,836,402
a
Meta Platforms, Inc., A ............................................... 174,358 27,740,358
127,734,222
Internet & Direct Marketing Retail 1.9%
a
Amazon.com, Inc. ................................................... 287,802 38,838,880
a
IT Services 3.7%
Accenture plc, A .................................................... 22,792 6,980,278
Amdocs Ltd. ....................................................... 98,024 8,533,969
Automatic Data Processing, Inc. ........................................ 9,581 2,310,171
Cognizant Technology Solutions Corp., A .................................. 60,271 4,096,017
a
Gartner, Inc. ....................................................... 24,275 6,444,527
Genpact Ltd. ....................................................... 144,611 6,952,897
Jack Henry & Associates, Inc. .......................................... 57,962 12,042,765
Mastercard, Inc., A .................................................. 19,735 6,982,045
Paychex, Inc. ...................................................... 162,092 20,793,162
75,135,831
Life Sciences Tools & Services 2.0%
a
Mettler-Toledo International, Inc. ........................................ 17,825 24,058,937
a
Waters Corp. ...................................................... 47,262 17,204,786
41,263,723
Machinery 1.3%
AGCO Corp. ....................................................... 18,712 2,038,111
Allison Transmission Holdings, Inc. ...................................... 76,479 3,202,175
Deere & Co. ....................................................... 6,199 2,127,373
Lincoln Electric Holdings, Inc. .......................................... 34,854 4,929,750
Oshkosh Corp. ..................................................... 51,638 4,446,032
Snap-on, Inc. ...................................................... 41,902 9,388,143
26,131,584
Media 0.5%
Comcast Corp., A ................................................... 287,107 10,772,255

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining 0.7%
Nucor Corp. ....................................................... 102,843 $ 13,966,080
Multiline Retail 0.3%
a
Dollar Tree, Inc. .................................................... 12,488 2,065,016
Macy's, Inc. ........................................................ 217,443 3,837,869
5,902,885
Multi-Utilities 1.1%
DTE Energy Co. .................................................... 147,195 19,179,508
Sempra Energy ..................................................... 18,437 3,056,855
22,236,363
Oil, Gas & Consumable Fuels 4.8%
APA Corp. ......................................................... 129,570 4,816,117
Chevron Corp. ..................................................... 106,760 17,485,153
ConocoPhillips ..................................................... 415,847 40,515,973
Continental Resources, Inc. ........................................... 28,202 1,942,836
Devon Energy Corp. ................................................. 32,231 2,025,718
EOG Resources, Inc. ................................................ 73,115 8,131,850
Exxon Mobil Corp. ................................................... 190,852 18,499,284
Valero Energy Corp. ................................................. 54,294 6,014,147
99,431,078
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. ............................................... 37,599 2,392,424
Pharmaceuticals 3.5%
Johnson & Johnson ................................................. 45,907 8,011,690
Merck & Co., Inc. ................................................... 341,483 30,508,091
Pfizer, Inc. ......................................................... 657,842 33,227,599
71,747,380
Professional Services 0.3%
Robert Half International, Inc. .......................................... 86,737 6,864,366
Real Estate Management & Development 0.3%
a
CBRE Group, Inc., A ................................................. 32,670 2,797,205
a
Jones Lang LaSalle, Inc. .............................................. 21,671 4,132,010
6,929,215
Road & Rail 0.8%
a
Avis Budget Group, Inc. .............................................. 17,958 3,268,895
Landstar System, Inc. ................................................ 13,798 2,160,491
Old Dominion Freight Line, Inc. ......................................... 28,243 8,572,033
Ryder System, Inc. .................................................. 39,014 3,055,576
17,056,995
Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc. ..................................................... 9,363 5,013,699
Intel Corp. ......................................................... 241,302 8,761,676
KLA Corp. ......................................................... 6,424 2,463,861
Micron Technology, Inc. ............................................... 542,123 33,535,729
QUALCOMM, Inc. ................................................... 180,726 26,216,113
Texas Instruments, Inc. ............................................... 150,155 26,861,228
102,852,306
Software 11.2%
a
Adobe, Inc. ........................................................ 5,235 2,146,978

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
a
Cadence Design Systems, Inc. ......................................... 159,633 $ 29,704,509
a
Dropbox, Inc., A .................................................... 93,407 2,124,075
a
Fair Isaac Corp. .................................................... 20,510 9,476,235
a
Fortinet, Inc. ....................................................... 247,797 14,781,091
a
Manhattan Associates, Inc. ............................................ 50,660 7,126,342
Microsoft Corp. ..................................................... 539,038 151,329,528
a
Synopsys, Inc. ..................................................... 23,455 8,619,713
a
Teradata Corp. ..................................................... 77,568 2,970,079
a
Zoom Video Communications, Inc., A .................................... 16,941 1,759,492
230,038,042
Specialty Retail 2.5%
a
AutoNation, Inc. .................................................... 31,526 3,743,397
a
AutoZone, Inc. ..................................................... 9,573 20,461,234
Best Buy Co., Inc. ................................................... 27,834 2,142,940
Home Depot, Inc. (The) ............................................... 33,602 10,112,186
Lithia Motors, Inc., A ................................................. 7,889 2,092,794
Penske Automotive Group, Inc. ......................................... 21,693 2,483,632
a
Ulta Beauty, Inc. .................................................... 9,229 3,589,250
Williams-Sonoma, Inc. ............................................... 43,162 6,233,456
50,858,889
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. ........................................................ 690,866 112,272,634
HP, Inc. ........................................................... 328,328 10,962,872
123,235,506
Textiles, Apparel & Luxury Goods 0.4%
a
Lululemon Athletica, Inc. .............................................. 12,654 3,929,194
NIKE, Inc., B ....................................................... 43,885 5,043,264
8,972,458
Tobacco 0.6%
Altria Group, Inc. .................................................... 256,440 11,247,458
Trading Companies & Distributors 0.5%
Fastenal Co. ....................................................... 42,441 2,179,770
WW Grainger, Inc. ................................................... 16,314 8,867,148
11,046,918
Wireless Telecommunication Services 0.2%
a
T-Mobile US, Inc. ................................................... 28,206 4,035,150
a
Total Common Stocks (Cost $1,853,092,960) ....................................
2,032,865,730
a a a a

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 58 .
Short Term Investments 1.0%
a a
Shares
a
Value
a
Money Market Funds 1.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .................. 19,849,812 $ 19,849,812
Total Money Market Funds (Cost $19,849,812) ..................................
19,849,812
Total Short Term Investments (Cost $19,849,812 ) ................................
19,849,812
a
Total Investments (Cost $1,872,942,772) 100.0% ................................
$2,052,715,542
Other Assets, less Liabilities 0.0%
†
............................................
1,148,042
Net Assets 100.0% ...........................................................
$2,053,863,584
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
July 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $108,641,209 $759,535,553 $1,853,092,960
Cost - Non-controlled affiliates (Note 3 d ) ...................... 2,085,742 7,114,441 19,849,812
Value - Unaffiliated issuers ................................ $104,767,693 $793,421,794 $2,032,865,730
Value - Non-controlled affiliates (Note 3 d ) ..................... 2,085,742 7,114,441 19,849,812
Cash .................................................. — 5,251 40,500
Foreign currency, at value (cost $617,056, $2,209 and $– respectively) 460,763 2,214 —
Receivables:
Investment securities sold ................................. 235,100 30,290,076 78,755,579
Capital shares sold ...................................... 3,223,143 818,970 —
Dividends ............................................. 458,170 1,090,991 3,080,646
European Union tax reclaims (Note 1 c ) ....................... — 81,946 —
Affiliates .............................................. 28,363 37,918 35,947
Total assets ........................................ 111,258,974 832,863,601 2,134,628,214
Liabilities:
Payables:
Investment securities purchased ............................ 1,137 31,379 —
Capital shares redeemed ................................. 1,945,242 31,989,183 80,705,289
Reports to shareholders fees .............................. 3,919 3,758 3,770
Professional fees ....................................... 59,939 66,181 53,753
Trustees' fees and expenses ............................... 1,067 777 552
Deferred tax ............................................. 67,164 — —
Accrued expenses and other liabilities ......................... 51,670 14,856 1,266
Total liabilities ....................................... 2,130,138 32,106,134 80,764,630
Net assets, at value ............................... $109,128,836 $800,757,467 $2,053,863,584
Net assets consist of:
Paid-in capital ........................................... $120,210,127 $797,149,055 $1,846,134,135
Total distributable earnings (losses) ........................... (11,081,291) 3,608,412 207,729,449
Net assets, at value ............................... $109,128,836 $800,757,467 $2,053,863,584
Shares outstanding ....................................... 11,822,787 78,668,419 156,546,454
Net asset value per share .................................. $9.23 $10.18 $13.12

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended July 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $540,267, $1,354,276 and $4,106, respectively)
Unaffiliated issuers:
Paid in cash .......................................... $3,675,327 $11,891,140 $23,095,584
Non-controlled affiliates (Note 3 d ) ........................... 1,716 38,217 65,991
Other income
a
........................................... 1,428 7,943 23,470
Total investment income ................................. 3,678,471 11,937,300 23,185,045
Expenses:
Custodian fees (Note 4 ) .................................... 67,589 23,139 4,303
Reports to shareholders fees ................................ 1,555 (881) (6,138)
Registration and filing fees .................................. 4,726 4,888 4,881
Professional fees ......................................... 86,449 81,736 66,197
Trustees' fees and expenses ................................ 2,119 4,295 12,760
Pricing fees ............................................. 1,276 1,591 6,036
Interest expense (Note 3e ) .................................. 3,416 9,180 —
Other .................................................. 29,370 31,076 26,410
Total expenses ....................................... 196,500 155,024 114,449
Expense reductions (Note 4 ) ............................. (1) — (2,228)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............ (196,499) (155,024) (112,221)
Net expenses ....................................... — — —
Net investment income .............................. 3,678,471 11,937,300 23,185,045
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $172,275, $– and $– respectively)
Unaffiliated issuers .................................... (5,652,827) (24,023,401) 51,240,154
Foreign currency transactions .............................. (118,250) 691,460 —
Net realized gain (loss) ................................ (5,771,077) (23,331,941) 51,240,154
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (21,421,211) (27,932,073) (65,826,833)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (69,526) (91,835) —
Change in deferred taxes on unrealized appreciation ............. 376,207 — —
Net change in unrealized appreciation (depreciation) .......... (21,114,530) (28,023,908) (65,826,833)
Net realized and unrealized gain (loss) .......................... (26,885,607) (51,355,849) (14,586,679)
Net increase (decrease) in net assets resulting from operations ........ $(23,207,136) $(39,418,549) $8,598,366
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $3,678,471 $3,319,305 $11,937,300 $9,329,418
Net realized gain (loss) ............ (5,771,077) 12,103,612 (23,331,941) 24,003,767
Net change in unrealized appreciation
(depreciation) ................. (21,114,530) 5,860,767 (28,023,908) 50,825,451
Net increase (decrease) in net
assets resulting from operations . (23,207,136) 21,283,684 (39,418,549) 84,158,636
Distributions to shareholders ......... (3,917,204) (4,129,235) (33,759,067) (9,874,237)
Capital share transactions (Note 2 ) ..... 19,610,017 (39,101,774) 513,559,733 4,940,723
Net increase (decrease) in net
assets ..................... (7,514,323) (21,947,325) 440,382,117 79,225,122
Net assets:
Beginning of year .................. 116,643,159 138,590,484 360,375,350 281,150,228
End of year ...................... $109,128,836 $116,643,159 $800,757,467 $360,375,350

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Core Equity (IU) Fund
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $23,185,045 $13,449,131
Net realized gain (loss) ................................................. 51,240,154 87,253,053
Net change in unrealized appreciation (depreciation) ........................... (65,826,833) 156,834,679
Net increase (decrease) in net assets resulting from operations ................ 8,598,366 257,536,863
Distributions to shareholders .............................................. (118,026,381) (17,301,985)
Capital share transactions (Note 2 ) .......................................... 846,614,494 353,919,187
Net increase (decrease) in net assets ................................... 737,186,479 594,154,065
Net assets:
Beginning of year ....................................................... 1,316,677,105 722,523,040
End of year ........................................................... $2,053,863,584 $1,316,677,105

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
The following summarizes the Funds’ significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
July 31, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2022, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Year ended July 31, 2022
Shares sold ................................... 3,389,370 $35,059,730 60,523,652 $614,058,141
Shares issued in reinvestment of distributions .......... 381,790 3,917,204 2,902,155 33,759,067
Shares redeemed ............................... (1,809,754) (19,366,917) (12,298,376) (134,257,475)
Net increase (decrease) .......................... 1,961,406 $19,610,017 51,127,431 $513,559,733
Year ended July 31, 2021
Shares sold ................................... 427,047 $4,782,057 1,596,753 $20,522,251
Shares issued in reinvestment of distributions .......... 364,815 4,129,235 838,534 9,874,237
Shares redeemed ............................... (4,048,308) (48,013,066) (2,169,981) (25,455,765)
Net increase (decrease) .......................... (3,256,446) $(39,101,774) 265,306 $4,940,723
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended July 31, 2022, investments in affiliated management investment companies were as follows:
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Year ended July 31, 2022
Shares sold ................................... 80,697,663 $1,013,215,277
Shares issued in reinvestment of distributions .......... 8,310,364 118,026,381
Shares redeemed ............................... (20,294,121) (284,627,164)
Net increase (decrease) .......................... 68,713,906 $846,614,494
Year ended July 31, 2021
Shares sold ................................... 27,745,453 $401,283,967
Shares issued in reinvestment of distributions .......... 1,368,212 17,301,985
Shares redeemed ............................... (5,164,118) (64,666,765)
Net increase (decrease) .......................... 23,949,547 $353,919,187
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended July 31, 2022, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 1,279,965 $ 41,396,360 $ (40,590,583) $ — $ — $ 2,085,742 2,085,742 $ 1,716
Total Affiliated Securities ... $1,279,965 $41,396,360 $(40,590,583) $— $— $2,085,742 $1,716
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 5,932,836 $ 542,519,704 $ (541,338,099) $ — $ — $ 7,114,441 7,114,441 $ 38,217
Total Affiliated Securities ... $5,932,836 $542,519,704 $(541,338,099) $— $— $7,114,441 $38,217
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 14,712,778 $ 1,082,796,661 $ (1,077,659,627) $ — $ — $ 19,849,812 19,849,812 $ 65,991
Total Affiliated Securities ... $14,712,778 $1,082,796,661 $(1,077,659,627) $— $— $19,849,812 $65,991
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Other Affiliated Transactions
At July 31, 2022, Franklin Fund Allocator Series owned a percentage of the Funds’ outstanding shares as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended July 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2022, the deferred losses were as follows:
Shares
Percentage of
Outstanding Shares
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Conservative Allocation Fund 1,334,621 11.3%
Franklin Moderate Allocation Fund 3,299,139 28.0%
Franklin Growth Allocation Fund 3,128,719 26.5%
Franklin International Core Equity (IU) Fund
Franklin Moderate Allocation Fund 9,705,147 12.3%
Franklin Growth Allocation Fund 9,193,489 11.7%
Franklin Growth Allocation 529 Portfolio 4,816,020 6.1%
Franklin Aggressive Growth Allocation 529 Portfolio 4,507,510 5.7%
Franklin Growth Allocation Age 15-16 Years 529 Portfolio 4,365,050 5.6%
Franklin Growth Allocation Age 13-14 Years 529 Portfolio 4,197,273 5.3%
Franklin U.S. Core Equity (IU) Fund
Franklin Conservative Allocation Fund 12,935,124 8.3%
Franklin Moderate Allocation Fund 31,719,468 20.3%
Franklin Growth Allocation Fund 27,511,661 17.6%
a
Investment activities of significant shareholders could have a material impact on the Fund.
Franklin
Emerging
Market Core
Equity (IU)
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,105,315
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Post-October capital loss ................... $20,633,740 $13,775,565
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended July 31, 2022 and 2021, was as follows:
At July 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, corporate actions, and wash sales.
Franklin U.S. Core Equity (IU) Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core Equity
(IU) Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $3,917,204 $4,129,235 $20,770,073 $9,874,237
Long term capital gain .................... — — 12,988,994 —
$3,917,204 $4,129,235 $33,759,067 $9,874,237
Franklin U.S. Core Equity (IU) Fund
2022 2021
Distributions paid from:
Ordinary income ........................ $79,116,191 $17,301,985
Long term capital gain .................... 38,910,190 —
$118,026,381 $17,301,985
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ....................... $114,079,202 $777,628,527 $1,892,189,835
Unrealized appreciation ..................... $8,295,336 $43,819,286 $214,308,363
Unrealized depreciation ..................... (15,521,103) (20,911,578) (53,782,656)
Net unrealized appreciation (depreciation) ....... $(7,225,767) $22,907,708 $160,525,707
Distributable earnings:
Undistributed ordinary income ................ $433,313 $1,311,796 $—
Undistributed long term capital gains ........... — — 60,979,307
Total distributable earnings .................. $433,313 $1,311,796 $60,979,307
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments for the year ended July 31, 2022, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Franklin Emerging Market Core Equity (IU) Fund had little or no value at July 31, 2022.
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $156,143,613 $1,007,168,998 $2,488,246,059
Sales .................................. $139,528,655 $514,725,038 $1,741,501,807

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 388,968 $ — $ — $ 388,968
Airlines .............................. — 242,682 — 242,682
Auto Components ...................... — 300,758 — 300,758
Automobiles .......................... — 3,391,901 — 3,391,901
Banks ............................... 955,752 13,497,585 —
a
14,453,337
Beverages ........................... 821,169 1,346,580 — 2,167,749
Biotechnology ......................... — 405,286 — 405,286
Capital Markets ........................ — 1,245,016 — 1,245,016
Chemicals ........................... — 2,953,111 —
a
2,953,111
Commercial Services & Supplies ........... — 101,125 — 101,125
Communications Equipment .............. — 189,345 — 189,345
Construction Materials .................. — 310,836 — 310,836
Consumer Finance ..................... — 150,140 — 150,140
Diversified Financial Services ............. — 664,473 — 664,473
Diversified Telecommunication Services ..... — 2,179,537 — 2,179,537
Electric Utilities ........................ — — —
a
—
Electrical Equipment .................... — 1,309,452 — 1,309,452
Electronic Equipment, Instruments &
Components ........................ — 2,371,216 — 2,371,216
Entertainment ......................... — 1,071,891 — 1,071,891
Food & Staples Retailing ................. 876,139 756,176 — 1,632,315
Food Products ........................ 2,012,082 1,824,830 — 3,836,912
Gas Utilities .......................... — 808,461 — 808,461
Health Care Equipment & Supplies ......... — 110,575 — 110,575
Health Care Providers & Services .......... — 975,065 — 975,065
Hotels, Restaurants & Leisure ............. 608,797 332,639 — 941,436
Household Durables .................... — 267,967 — 267,967

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Household Products .................... $ — $ 347,312 $ — $ 347,312
Independent Power and Renewable Electricity
Producers .......................... — 1,098,627 — 1,098,627
Industrial Conglomerates ................ 297,622 753,104 — 1,050,726
Insurance ............................ — 754,093 — 754,093
Interactive Media & Services .............. 182,019 4,501,938 — 4,683,957
Internet & Direct Marketing Retail .......... 947,615 4,014,629 — 4,962,244
IT Services ........................... — 3,590,764 — 3,590,764
Life Sciences Tools & Services ............ — 894,082 — 894,082
Machinery ............................ — 391,157 — 391,157
Marine .............................. — 2,203,931 — 2,203,931
Metals & Mining ....................... 1,211,236 2,597,138 —
a
3,808,374
Oil, Gas & Consumable Fuels ............. 248,177 4,957,991 — 5,206,168
Pharmaceuticals ....................... — 2,562,701 — 2,562,701
Real Estate Management & Development .... — 3,324,953 — 3,324,953
Semiconductors & Semiconductor Equipment . 634,060 9,733,432 — 10,367,492
Software ............................. — 151,176 — 151,176
Specialty Retail ........................ — 974,093 — 974,093
Technology Hardware, Storage & Peripherals . — 4,896,282 — 4,896,282
Textiles, Apparel & Luxury Goods .......... — 1,286,771 — 1,286,771
Thrifts & Mortgage Finance ............... — 550,755 — 550,755
Transportation Infrastructure .............. 566,217 637,429 — 1,203,646
Wireless Telecommunication Services ....... — 2,419,915 —
a
2,419,915
Preferred Stocks ........................ 5,568,920 — — 5,568,920
Short Term Investments ................... 2,085,742 — — 2,085,742
Total Investments in Securities ........... $17,404,515 $89,448,920
b
$— $106,853,435
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 11,635,618 — 11,635,618
Air Freight & Logistics ................... — 4,058,571 — 4,058,571
Auto Components ...................... — 4,234,140 — 4,234,140
Automobiles .......................... — 28,218,826 — 28,218,826
Banks ............................... — 61,240,478 — 61,240,478
Beverages ........................... — 17,490,419 — 17,490,419
Biotechnology ......................... — 8,850,854 — 8,850,854
Building Products ...................... — 10,743,762 — 10,743,762
Capital Markets ........................ — 26,521,481 — 26,521,481
Chemicals ........................... — 23,250,277 — 23,250,277
Commercial Services & Supplies ........... — 2,222,098 — 2,222,098
Construction Materials .................. — 3,325,437 — 3,325,437
Diversified Financial Services ............. — 6,326,751 — 6,326,751
Diversified Telecommunication Services ..... — 19,247,520 — 19,247,520
Electric Utilities ........................ — 18,233,133 — 18,233,133
Electrical Equipment .................... — 3,188,594 — 3,188,594
Electronic Equipment, Instruments &
Components ........................ — 9,953,408 — 9,953,408
Entertainment ......................... — 7,536,375 — 7,536,375
Equity Real Estate Investment Trusts (REITs) . — 13,471,867 — 13,471,867
Food & Staples Retailing ................. — 13,005,316 — 13,005,316
Food Products ........................ — 33,091,561 — 33,091,561
Gas Utilities .......................... — 3,850,766 — 3,850,766
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Equipment & Supplies ......... $ — $ 16,769,476 $ — $ 16,769,476
Health Care Providers & Services .......... — 3,188,056 — 3,188,056
Hotels, Restaurants & Leisure ............. — 9,313,877 — 9,313,877
Household Durables .................... — 8,079,346 — 8,079,346
Independent Power and Renewable Electricity
Producers .......................... — 2,760,576 — 2,760,576
Industrial Conglomerates ................ — 13,831,206 — 13,831,206
Insurance ............................ — 35,293,923 — 35,293,923
Interactive Media & Services .............. — 2,226,539 — 2,226,539
Internet & Direct Marketing Retail .......... — 2,802,720 — 2,802,720
IT Services ........................... — 9,501,820 — 9,501,820
Leisure Products ....................... — 2,242,030 — 2,242,030
Life Sciences Tools & Services ............ — 3,586,564 — 3,586,564
Machinery ............................ — 18,599,958 — 18,599,958
Marine .............................. 2,356,486 7,348,861 — 9,705,347
Media ............................... — 2,782,312 — 2,782,312
Metals & Mining ....................... — 37,854,650 — 37,854,650
Multiline Retail ........................ — 2,474,993 — 2,474,993
Multi-Utilities .......................... — 5,740,130 — 5,740,130
Oil, Gas & Consumable Fuels ............. — 41,827,281 — 41,827,281
Personal Products ..................... 3,435,431 17,624,009 — 21,059,440
Pharmaceuticals ....................... — 78,236,719 — 78,236,719
Professional Services ................... — 12,671,531 — 12,671,531
Real Estate Management & Development .... — 10,178,311 — 10,178,311
Road & Rail .......................... — 2,629,140 — 2,629,140
Semiconductors & Semiconductor Equipment . — 26,316,492 — 26,316,492
Software ............................. 4,423,300 8,650,446 — 13,073,746
Specialty Retail ........................ — 5,611,770 — 5,611,770
Technology Hardware, Storage & Peripherals . — 4,475,451 — 4,475,451
Textiles, Apparel & Luxury Goods .......... — 20,390,647 — 20,390,647
Tobacco ............................. — 10,171,665 — 10,171,665
Trading Companies & Distributors .......... — 18,443,761 — 18,443,761
Wireless Telecommunication Services ....... — 11,885,065 — 11,885,065
Short Term Investments ................... 7,114,441 — — 7,114,441
Total Investments in Securities ........... $17,329,658 $783,206,577
c
$— $800,536,235
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ........................ 2,032,865,730 — — 2,032,865,730
Short Term Investments ................... 19,849,812 — — 19,849,812
Total Investments in Securities ........... $2,052,715,542 $— $— $2,052,715,542
a
Includes securities determined to have no value at July 31, 2022.
b
Includes foreign securities valued at $89,448,920, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $783,206,577, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying schedule of investments.
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
10. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Emerging Market Core Equity (IU)
Fund, Franklin International Core Equity (IU) Fund, and Franklin U.S. Core Equity (IU) Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Franklin
Emerging Market Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund, and Franklin U.S. Core Equity (IU)
Fund (three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of
July 31, 2022, the related statements of operations for the year ended July 31, 2022, the statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July
31, 2022, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2022:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2022 :
Pursuant to:
Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $13,033,806 $42,942,790
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $5,844 — $18,419,640
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,636,958 $11,728,590 $19,488,510
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $5,418,313 —
Franklin Emerging
Market Core
Equity (IU) Fund
Franklin
International Core
Equity (IU) Fund
Franklin U.S. Core
Equity (IU) Fund
Foreign Taxes Paid $781,215 $1,001,972 —
Foreign Source Income
Earned $4,663,227 $15,029,499 —

Franklin Fund Allocator Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund
(each a Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin
Fund Allocator Series (Trust), including a majority of the
trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund

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Annual Report
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund for the one-year period ended November
30, 2021. In doing so, the Board noted that each Fund
has been in operation for less than three years. The Board
considered the performance returns for each Fund in
comparison to the performance returns of mutual funds
deemed comparable to the Fund included in a universe
(Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of
investment company data. The Board received a description
of the methodology used by Broadridge to select the mutual
funds included in a Performance Universe. The Board
also reviewed and considered Fund performance reports
provided and discussions that occurred with portfolio
managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Emerging Market Core Equity (IU) Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional emerging markets funds. The Fund commenced operations on September 30, 2019, and thus
has been in operation for less than three years. The Board
noted that, while the Fund’s annualized total return for the one-year period was below the median of its Performance
Universe, the return was 2.77%. Given the Fund’s short-
operating history and positive one-year return, the Board
concluded that the Fund’s performance was satisfactory.
Franklin International Core Equity (IU) Fund and Franklin
U.S. Core Equity (IU) Fund – The Performance Universe for
the Franklin International Core Equity (IU) Fund included the
Fund and all retail and institutional international large-cap core funds. The Performance Universe for the Franklin U.S.
Core Equity (IU) Fund included the Fund and all retail and
institutional large-cap core funds. The Funds commenced
operations on August 19, 2019, and thus have been in
operation for less than three years. The Board noted that
each Fund’s annualized total return for the one-year period
was above the median and in the first quintile (best) of its respective Performance Universe. The Board concluded that
each Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board noted that, pursuant to each Management
Agreement, the Manager provides general investment
management and administrative services to each Fund
for a zero management fee. The Board also noted that the
Manager assumes all expenses incurred by each Fund
(including acquired fund fees and expenses), excluding
certain non-routine expenses, such as those relating to
litigation, indemnification, reorganizations and liquidations, incurred by each Fund. The Board further noted that
comparative fee data for the Funds customarily prepared
by Broadridge was not provided because the Funds have
a zero management fee. The Board concluded that the
management fee for each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result

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Annual Report
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board
noted that because each Fund pays a zero management
fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

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Shareholder Information

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Annual Report
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at
sec.gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $109,106 for the fiscal year ended July 31, 2022 and $108,296 for the fiscal year ended July 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $857 for the fiscal year ended July 31, 2022 and $0 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $244,938 for the fiscal year ended July 31, 2022 and $29,000 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, asset under management certification, benchmarking services in connection with the ICI TA Survey, professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $245,795 for the fiscal year ended July 31, 2022 and $29,000 for the fiscal year ended July 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 27, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  September 27, 2022